Filed with the Securities and Exchange Commission on February 15, 2022
1933 Act Registration File No. 333-181202
1940 Act Registration File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	67	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	69	[	X	]

(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (410) 537-5400

Paul J. Chew, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

(Name and Address of Agent for Service)
Copy to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on February 28, 2022 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 66 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 3, 2021 and pursuant to Rule 485(a)(2) would have become effective on February 16, 2022.

This Post-Effective Amendment No. 67 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2022 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 67 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Brown Advisory Sustainable International Leaders Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 67 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on February 15, 2022.

Brown Advisory Funds

By: /s/ Paul J. Chew
Paul J. Chew
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Paul J. Chew	President	February 15, 2022
Paul J. Chew

/s/ Jason T. Meix	Treasurer	February 15, 2022
Jason T. Meix

Michael D. Hankin*	Trustee	February 15, 2022
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of	February 15, 2022
Joseph R. Hardiman	the Board

Henry H. Hopkins*	Trustee	February 15, 2022
Henry H. Hopkins

Georgette D. Kiser*	Trustee	February 15, 2022
Georgette D. Kiser

Kyle Prechtl Legg*	Trustee	February 15, 2022
Kyle Prechtl Legg

Thomas F. O’Neil III*	Trustee	February 15, 2022
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	February 15, 2022
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
         Patrick W.D. Turley
         As Attorney-in-Fact pursuant to Powers of Attorney (i) previously filed and incorporated by reference, and (ii) filed herewith.

POWER OF ATTORNEY

KNOWN ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Brett D. Rogers, Julie P. Coleman, Marissa A. Johnson, Edward L. Paz, Jason T. Meix, Patrick W. D. Turley and Stephen T. Cohen her true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution for her in her name, place and stead, to sign any and all Registration Statements on Form N-1A and on Form N-14 applicable to Brown Advisory Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Signature	Title	Date

/s/ Georgette D. Kiser	Trustee	November 10, 2021
Georgette D. Kiser